Leasing	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leasing	Leasing
We have operating leases for corporate offices, data centers and certain equipment. Our leases have remaining lease terms up to 14 years, some of which include options to extend or terminate the lease. In some of our corporate office locations, we may enter into sublease arrangements for portions or all of the space and/or lease term.

The table below presents the consolidated balance sheet information related to operating leases.

Operating leases	Dec. 31,
(dollars in millions)	2024	2023
ROU assets (a)	$1,076	$1,125
Lease liability (b)	$1,321	$1,356

Weighted average:
Remaining lease term	9.0 years	9.4 years
Discount rate (annualized)	3.50%	3.11%
(a)    Included in premises and equipment on the consolidated balance sheet.
(b)    Operating lease liabilities are included in other liabilities on the consolidated balance sheet.

The table below presents the components of lease expense.

Lease expense	Year ended Dec. 31,
(in millions)	2024	2023	2022
Operating lease expense	$229	$215	$224
Variable lease expense	44	43	36
Sublease income	(31)	(34)	(33)
Finance lease expense:
Amortization of ROU assets	—	—	6
Total lease expense	$242	$224	$233
The table below presents cash flow information related to leases.

Cash flow information	Year ended Dec. 31,
(in millions)	2024	2023	2022
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	$217	$224	$224
Financing cash flows from finance leases	$—	$—	$23

See Note 26 for information on non-cash operating lease transactions.

The table below presents the maturities of our operating lease liabilities.

Maturities of operating lease liabilities
(in millions)
For the year ended Dec. 31,
2025	$204
2026	199
2027	177
2028	150
2029	139
2030 and thereafter	669
Total lease payments	1,538
Less: Imputed interest	217
Total	$1,321

Leasing	Leasing
We have operating leases for corporate offices, data centers and certain equipment. Our leases have remaining lease terms up to 14 years, some of which include options to extend or terminate the lease. In some of our corporate office locations, we may enter into sublease arrangements for portions or all of the space and/or lease term.

The table below presents the consolidated balance sheet information related to operating leases.

Operating leases	Dec. 31,
(dollars in millions)	2024	2023
ROU assets (a)	$1,076	$1,125
Lease liability (b)	$1,321	$1,356

Weighted average:
Remaining lease term	9.0 years	9.4 years
Discount rate (annualized)	3.50%	3.11%
(a)    Included in premises and equipment on the consolidated balance sheet.
(b)    Operating lease liabilities are included in other liabilities on the consolidated balance sheet.

The table below presents the components of lease expense.

Lease expense	Year ended Dec. 31,
(in millions)	2024	2023	2022
Operating lease expense	$229	$215	$224
Variable lease expense	44	43	36
Sublease income	(31)	(34)	(33)
Finance lease expense:
Amortization of ROU assets	—	—	6
Total lease expense	$242	$224	$233
The table below presents cash flow information related to leases.

Cash flow information	Year ended Dec. 31,
(in millions)	2024	2023	2022
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	$217	$224	$224
Financing cash flows from finance leases	$—	$—	$23

See Note 26 for information on non-cash operating lease transactions.

The table below presents the maturities of our operating lease liabilities.

Maturities of operating lease liabilities
(in millions)
For the year ended Dec. 31,
2025	$204
2026	199
2027	177
2028	150
2029	139
2030 and thereafter	669
Total lease payments	1,538
Less: Imputed interest	217
Total	$1,321